CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	50,000	105,995
Convertible preferred stock, issued	0	104,822
Convertible preferred stock, outstanding	0	104,822
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	500,000	140,595
Common stock, issued	193,864	10,376
Common stock, shares	193,864	10,376